Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable, Net [Abstract]
Trade accounts receivable	$ 20,319,213	$ 15,948,216
Less: allowances for doubtful accounts	(1,815,927)	(741,187)
Accounts receivable, net	$ 18,503,286	$ 15,207,029